Events After The Balance Sheet Date	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Events After The Balance Sheet Date	10 EVENTS AFTER THE BALANCE SHEET DATE There were no material post balance sheet events other than those mentioned elsewhere in this report.